Stock-Based Compensation - Stock Based Compensation Expense (Details) - USD ($) $ in Thousands	1 Months Ended		7 Months Ended
	Jul. 30, 2024	Jul. 30, 2023	Jul. 30, 2024	Jul. 30, 2023
Stock-Based Compensation
Total stock-based compensation	$ 421	$ 126	$ 642	$ 329
Selling, general and administrative
Stock-Based Compensation
Total stock-based compensation	335	66	527	241
Research and development
Stock-Based Compensation
Total stock-based compensation	$ 86	$ 60	$ 115	$ 88